SCHEDULE OF REVENUES RECOGNIZED FROM PERFORMANCE OBLIGATIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Revenue from Contract with Customer [Abstract]
Landscape architecture design services	$ 2,861	$ 22,315	$ 25,662	$ 5,691